Stock Based Compensation - Summary of stock based compensation activity's (Parenthetical) (Details) - Stock options - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options outstanding exercise price	$ 19.13	$ 17.43
Stock options exercisable exercise price	$ 19.13